Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of Concentration of Credit Risk

	Percentage of Senior Housing Gross Assets		Percentage of Senior Housing Revenues
	December 31,		Year Ended December 31,
Operators	2011	2010	2011	2010	2009
HCR ManorCare(1)	14	—	10	—	—
Brookdale(2)	16	16	24	18	20
Emeritus(3)	18	26	23	19	16
Sunrise(3)(4)	22	30	18	29	38

	Percentage of Post-Acute/Skilled Nursing Gross Assets		Percentage of Post-Acute/Skilled Nursing Revenues
	December 31,		Year Ended December 31,
Operators	2011	2010	2011	2010	2009
HCR ManorCare(1)	94	75	83	71	51

  Total Company Concentrations:

	Percentage of Total Company Gross Assets		Percentage of Total Company Revenues
	December 31,		Year Ended December 31,
Operators	2011	2010	2011	2010	2009
HCR ManorCare(1)	35	12	27	9	7
Brookdale(2)	5	5	7	5	6
Emeritus(3)	6	8	7	6	5
Sunrise(3)(4)	7	10	6	9	11
(1)
On April 7, 2011, the Company completed the acquisition of HCR ManorCare's real estate assets, which included the settlement of the Company's HCR ManorCare debt investments, see Notes 3 and 7 for additional information.

(2)
For the year ended December 31, 2011, Brookdale percentages exclude $47.1 million of senior housing, related to 21 senior housing facilities that Brookdale operates on our behalf under a RIDEA structure. Assuming that these revenues were attributable to Brookdale, the percentage of segment and total revenues for Brookdale would be 33% and 10%, respectively, for the year ended December 31, 2011. Assuming that these assets were attributable to Brookdale, the percentage of segment and total assets for Brookdale would be 27% and 9%, respectively, for the year ended December 31, 2011.

(3)
27 properties formerly operated by Sunrise were transitioned to Emeritus effective November 1, 2010. For the year ended December 31, 2010, Sunrise percentages exclude $32.6 million of revenues for 27 properties due to the consolidation of four VIEs from August 31 2010 to November 1, 2010. Assuming that these revenues were attributable to Sunrise, the percentage of segment and total revenues for Sunrise would be 37% and 11%, respectively, for the year ended December 31, 2010.

(4)
Certain of our properties are leased to tenants who have entered into management contracts with Sunrise to operate the respective property on their behalf. To determine the Company's concentration of revenues generated from properties operated by Sunrise, we aggregate revenue from these tenants with revenue generated from the two properties that are leased directly to Sunrise.

Summary of annualized lease payments (base rent only) to be received from certain leases containing purchase options, including DFLs, subject to purchase options, in the year that the purchase options are exercisable

Year	Annualized Base Rent	Number of Properties
2012	$14,232	8
2013	34,759	16
2014	36,515	15
2015	16,115	14
2016	40,203	21
Thereafter	94,339	57

	$236,163	131

Future minimum lease obligations under non-cancelable ground and other operating leases

Year	Amount
2012	$5,455
2013	5,544
2014	4,928
2015	4,650
2016	3,705
Thereafter	178,430

$202,712